Future Amortization Expense Related to Core Deposit Intangible (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
First year	$ 703
Second year	584
Third year	346
Fourth year	325
Fifth year	325
Thereafter	968
Future amortization expense	$ 3,251